Other Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
VASO CORPORATION [Member]
Other Assets (Tables) [Line Items]
Schedule of Other Assets	Other assets, net consist of the following at September 30, 2023 and December 31, 2022:
	(in thousands)
	September 30, 2023	December 31, 2022
Deferred commission expense – noncurrent	$3,363	$3,864
Trade receivables – noncurrent	831	792
Other, net of allowance for loss on loan receivable of $412 at September 30, 2023 and December 31, 2022	58	70
	$4,252	$4,726
Other assets consist of the following:
	(in thousands)
	December 31, 2022	December 31, 2021
Deferred commission expense – noncurrent	$3,864	$2,018
Trade receivables – noncurrent	792	368
Other, net of allowance for loss on loan receivable of $412 at December 31, 2022 and 2021	70	60
	$4,726	$2,446